Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Taxes [Abstract]
Schedule of Provision (Benefit) for Income Taxes	The provision (benefit) for income taxes consists of the following:
	Year ended March 31,
	2020	2021	2022	2022
	INR	INR	INR	US$
	(In million)
Current tax expense (1)	120	242	485	6.4
Withholding tax on interest on Inter-Company debt related to green bonds	258	384	367	4.8
Deferred income tax (benefit)/expense	111	(330)	464	6.1
Total	489	296	1,316	17.3

(1)	Current tax on profit before tax. Current tax includes INR 42 million (US$0.6 million) for tax adjustment relating to earlier years

Schedule of Income/(Loss) Before Income Taxes	Income/(loss) before income taxes is as follows:
	March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(US$)
	(In million)
Domestic operations	326	8	19	0.3
Foreign operations	(2,174)	(3,913)	(829)	(10.8)
Total	(1,848)	(3,905)	(810)	(10.5)

Schedule of Net Deferred Income Taxes	Net deferred income taxes on the consolidated balance sheet is as follows:
	March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets	2,836	4,201	55.4
Less: valuation allowance	(1,088)	(2,281)	(30.1)
Net deferred tax assets	1,748	1,920	25.3
Deferred tax liability	2,046	1,936	25.5

Schedule of Change in Valuation Allowance for Deferred Tax Assets	Change in the valuation allowance for deferred tax assets as of March 31, 2021 and March 31, 2022 is as follows:
	March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Opening valuation allowance	217	1,088	14.3
Movement during the Year*	871	1,193	15.8
Closing valuation allowance	1,088	2,281	30.1
*	For financial year 2021 and 2022, The movement also includes INR 741 million and INR 843 million (US$ 11.1 million) respectively relating to capital loss on rooftop and other asset classified as held for sale. The movement for financial year 2021 and 2022 also includes INR 269 million and reversal of INR 125 million (US$ 1.6 million) respectively relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

Schedule of Components of Net Deferred Income Tax Assets and Liabilities	The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets:
Net operating loss (a)	8,620	12,309	162.2
Tax on Inter — Company margin	320	210	2.8
Deferred revenue	466	503	6.6
Asset retirement obligation	191	232	3.1
Depreciation and amortization	102	-	-
Minimum alternate tax credit	612	765	10.1
Other deductible temporary difference	280	226	3.0
Capital loss on investment in rooftop and other assets	741	843	11.1
Valuation allowance	(1,088)	(2,281)	(30.1)
Deferred tax liabilities:
Depreciation and amortization	(9,697)	(12,732)	(167.8)
Other comprehensive income	(845)	(91)	(1.2)
Net deferred tax (liability) asset	(298)	(16)	(0.2)

(a) Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.

Schedule of Statutory Income Tax Rate to Loss Before Income Taxes	The income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes and is as follows:
	2020		2021		2022
	Tax (INR)%		Tax (INR)%		Tax (INR)%		US$

Statutory income tax (benefit)/expense	(646)	34.94%	(1,365)	34.94%	(283)	34.94%	(3.7)
Temporary differences reversing in the Tax Holiday Period	(386)	20.88%	(1,070)	27.40%	(9)	(1.11)%	(0.1)
Impact of changes in tax rate	3	(0.16%)	-	-	-	-	-
Permanent timing differences	1,327	(71.81%)	1,423	(36.44%)	25	(3.05)%	0.3
Valuation allowance created / (reversed) during the year	(111)	6.03%	871	(22.30%)	1,193	(147.32)%	15.7
Tax adjustment relating to earlier years	-	-	-	-	42	(5.19)%	0.6
Withholding tax on interest on Inter-Company debt related to green bonds	258	(13.96%)	384	(9.83%)	367	(45.31)%	4.8
Other difference	44	(2.38%)	53	(1.36%)	(37)	4.57%	(0.5)
Total	489	(26.46%)	296	(7.58%)	1,316	(162.46)%	17.3